S000044833 [Member] Average Annual Total Returns	12 Months Ended	60 Months Ended	120 Months Ended	129 Months Ended
	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
J.P. Morgan CEMBI Broad Diversified 1-3 Year Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	8.48%	2.95%	3.68%	3.40%
Performance Inception Date				Apr. 07, 2014
Bloomberg U.S. Aggregate 1-3 Years Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	4.39%	1.53%	1.61%	1.44%
Performance Inception Date				Apr. 07, 2014
Bloomberg Global Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	(1.69%)	(1.96%)	0.15%	(0.04%)
Performance Inception Date				Apr. 07, 2014
Class I
Prospectus [Line Items]
Average Annual Return, Percent	7.20%	2.38%	2.90%	2.86%
Performance Inception Date				Apr. 07, 2014
Class I | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	5.15%	1.09%	1.52%	1.46%
Performance Inception Date				Apr. 07, 2014
Class I | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	4.23%	1.26%	1.60%	1.56%
Performance Inception Date				Apr. 07, 2014
Class N
Prospectus [Line Items]
Average Annual Return, Percent	6.91%	2.14%	2.65%	2.61%
Performance Inception Date				Apr. 07, 2014